Provision for Income Taxes - Reconciliation of Statutory Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Statutory income tax in the Netherlands	25.00%	25.00%	25.00%
Rate differential local statutory rates versus statutory rate of the Netherlands	24.20%	(4.30%)	(2.50%)
Net change in valuation allowance	72.60%	(13.80%)	2.40%
Prior year adjustments	0.10%		0.50%
Non-taxable income	1.70%	(0.10%)	(0.30%)
Non-deductible expenses/losses	(7.00%)	4.00%	5.60%
Sale of non-deductible goodwill		2.70%
Other taxes and tax rate changes	7.10%	1.00%
Tax effects of remitted and unremitted earnings and withholding taxes	(2.70%)	0.10%	1.30%
Tax on gains related to internal corporate reorganization transactions	(10.30%)
Unrecognized tax benefits	(0.50%)	0.10%	0.60%
Netherlands tax incentives	17.90%	(18.50%)	(21.50%)
Foreign tax incentives	13.00%	(3.20%)	(4.80%)
Effective tax rate	141.10%	(7.00%)	6.30%